SUPPLEMENT DATED MAY 2, 2019
to

PROSPECTUS DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
AND FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding a change to an investment option that is available under your Policy.

On or about June 3, 2019, the name of the following investment option will be changed:

Current Name	New Name

Dreyfus Investment Portfolios MidCap Stock Portfolio	BNY Mellon Investment Portfolios MidCap Stock Portfolio

The name of the investment adviser will also be changing to BNY Mellon Investment Adviser, Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.